Note 6 - Convertible Debt - Related Party (Details) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 25, 2013	Mar. 31, 2013	Sep. 30, 2011	Sep. 19, 2012	Jul. 25, 2012
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Convertible Debt	$ 3,500,000	$ 3,500,000
Convertible Debt, Noncurrent	24,480,000	22,414,000		17,000,000
Accrued Liabilities, Current	880,000	918,000		728,000
The 2013 Note [Member] | Convertible Debt [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Debt Instrument, Unamortized Discount	1,020,000	1,086,000
Debt Instrument, Convertible, Remaining Discount Amortization Period	4 years	4 years 6 months
The 2013 Note [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Notes Payable, Related Parties			3,500,000
Related Party Transaction, Rate			1.66%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.89
Convertible Debt	3,500,000	3,500,000
Replacement Note [Member] | Board of Directors Chairman [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Convertible Debt, Noncurrent					15,000,000
Replacement Note [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Related Party Transaction, Rate	0.84%	0.84%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.20	$ 1.20
Convertible Debt, Noncurrent						20,000,000
Notes Payable, Related Parties, Additional Borrowings Increase (Decrease)							5,000,000
Due to Related Parties	20,000,000	20,000,000
Deferred Costs, Noncurrent						1,200,000
Accrued Liabilities, Current	376,000	253,000
The Original Agreement [Member] | Board of Directors Chairman [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,880,620	1,880,620
The Original Agreement [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Fair Value Assumptions, Exercise Price (in Dollars per share)	$ 1.86	$ 1.86
The Letter Agreement [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Long Term Debt Maximum Amount Lender Agreed To Provide Financial Assistance		5,000,000
Convertible Debt [Member]
Note 6 - Convetible Debt - Related Party (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 1,020,000	$ 1,086,000